Related parties (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [line items]
Interest expense	$ 76,202	$ 67,663
Mitsubishi Materials Corporation [Member]
Disclosure of transactions between related parties [line items]
Revenue from sale of goods	165,438
Outstanding trade receivables	23,088
Interest expense	$ 922